Significant event – Gulf of Mexico oil spill - Summary of movement in provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	$ 23,944
Net increase provisions	3,360
Reclassified to other payables	(2,362)
Utilization	(1,816)
Ending balance, provisions	20,296
Current provisions	2,564	$ 2,547	$ 3,324
Non-current provisions	17,732	$ 17,657	20,620
Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	345
Current provisions	333		1,439
Non-current provisions	12		$ 1,141
Litigation and claims
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	3,334
Net increase provisions	1,492
Reclassified to other payables	(2,051)
Utilization	(1,034)
Ending balance, provisions	1,718
Current provisions	798
Non-current provisions	920
Litigation and claims | Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	2,580
Net increase provisions	629
Reclassified to other payables	(2,045)
Utilization	(819)
Ending balance, provisions	345
Current provisions	333
Non-current provisions	$ 12